Significant Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Significant Subsidiaries
Schedule of country of incorporation and proportion of interest

	Country of	Proportion of
Subsidiaries	Incorporation	Interest *

Merkanti Holding plc.	Malta	99.96%
1178936 B.C. Ltd.	Canada	100%
Merkanti (A) International Ltd.	Malta	99.96%
Merkanti (D) International Ltd.	Malta	99.96%

*   The Group’s proportional voting interests are identical to its proportional beneficial interests, except that it holds a 99.68% proportional beneficial interest in each of Merkanti (A) International Ltd. and Merkanti (D) International Ltd.